Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9,367	€ 9,661
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,267	1,292
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,100	€ 8,369